Fair Value of Financial Instruments and Derivatives Instuments, detail 4 (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Derivative [Line Items]
Notional Amount of Derivatives		$ 112,117	$ 148,565
Pelea | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Dec. 15, 2011
Derivative, Maturity Date		Dec. 14, 2016
Derivative, Fixed Interest Rate	[1]	2.05%
Notional Amount of Derivatives		$ 0	28,122
Maxdekatria | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Sep. 28, 2012
Derivative, Maturity Date		Sep. 28, 2017
Derivative, Fixed Interest Rate	[1]	0.90%
Notional Amount of Derivatives		$ 16,800	18,400
Marindou | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jan. 14, 2013
Derivative, Maturity Date		Jan. 16, 2018
Derivative, Fixed Interest Rate	[1]	1.60%
Notional Amount of Derivatives		$ 21,215	24,321
Petra | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jan. 18, 2013
Derivative, Maturity Date		Jan. 18, 2018
Derivative, Fixed Interest Rate	[1]	0.98%
Notional Amount of Derivatives		$ 14,000	14,000
Marinouki | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Mar. 05, 2013
Derivative, Maturity Date		Mar. 05, 2018
Derivative, Fixed Interest Rate	[1]	1.48%
Notional Amount of Derivatives		$ 19,035	20,789
Pemer | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jun. 07, 2013
Derivative, Maturity Date		Mar. 07, 2018
Derivative, Fixed Interest Rate	[1]	0.9475%
Notional Amount of Derivatives		$ 14,000	14,000
Avstes | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Jul. 18, 2013
Derivative, Maturity Date		Apr. 18, 2018
Derivative, Fixed Interest Rate	[1]	1.35%
Notional Amount of Derivatives		$ 14,000	14,000
Shikoku | Current Interest Rate Swap
Derivative [Line Items]
Derivative, Inception Date		Aug. 28, 2013
Derivative, Maturity Date		Aug. 28, 2018
Derivative, Fixed Interest Rate	[1]	1.25%
Notional Amount of Derivatives		$ 13,067	$ 14,933

[1]	Under all above swap transactions, the bank effects quarterly floating-rate payments to the Company for the relevant amount based on the three-month USD LIBOR, and the Company effects quarterly payments to the bank on the relevant amount at the respective fixed rates.